ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Summary of Assets Retirement Obligations, Contractual Third-Party Reclamation Receivables, and Reclamation Deposits (Detail) (USD $)
	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation	$ 247,478,000	$ 281,263,000	$ 279,864,000	$ 263,489,000	$ 263,847,000
Contractual Third- Party Reclamation Receivable		96,249,000	96,790,000
Reclamation deposits		75,315,000	74,921,000		72,718,000
Gain on available-for-sale securities held as reclamation deposits	100,000
Rosebud Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		127,989,000	126,965,000
Contractual Third- Party Reclamation Receivable		21,656,000	21,186,000
Reclamation deposits		75,315,000	74,921,000
Jewett Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		74,247,000	75,267,000
Contractual Third- Party Reclamation Receivable		74,247,000	75,267,000
Reclamation deposits		0	0
Absaloka Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		37,286,000	36,401,000
Contractual Third- Party Reclamation Receivable		346,000	337,000
Reclamation deposits		0	0
Beulah Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		17,764,000	17,785,000
Contractual Third- Party Reclamation Receivable		0	0
Reclamation deposits		0	0
Kemmerer Mine
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		17,569,000	17,174,000
Contractual Third- Party Reclamation Receivable		0	0
Reclamation deposits		0	0
Savage
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		5,499,000	5,380,000
Contractual Third- Party Reclamation Receivable		0	0
Reclamation deposits		0	0
ROVA
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation		909,000	892,000
Contractual Third- Party Reclamation Receivable		0	0
Reclamation deposits		$ 0	$ 0